BUSINESS COMBINATION (Details) - USD ($)	Aug. 05, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Maximum funding amount available for growth initiatives	$ 100,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Issue price per share	10
Nuburu, Inc [Member]
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)	0.0001
Business Combination Agreement [Member]
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001
Number of shares issued	35,000,000